Related party transactions - Schedule of significant related party transactions (Details) - Related Party - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Advertisement revenue | Tencent Group
Related party transactions
Revenue derived from related parties	¥ 41,945,013	¥ 24,052,614	¥ 56,057,315
Other revenue
Related party transactions
Other revenue derived from related parties	18,184,805	24,882,529	6,792,101
Other revenue | Equity method investees- talent agencies
Related party transactions
Other revenue derived from related parties	361,519	457,798	2,542,300
Other revenue | Tencent Group
Related party transactions
Other revenue derived from related parties	17,823,286	24,424,731	4,249,801
Bandwidth fees | Tencent Group
Related party transactions
Fees and cost paid to related parties	41,218,368	110,988,031	138,960,405
Revenues sharing fees and content cost
Related party transactions
Fees and cost paid to related parties	7,738,245	12,519,173	105,489,026
Revenues sharing fees and content cost | Equity method investees- talent agencies
Related party transactions
Fees and cost paid to related parties	7,709,839	12,492,874	105,489,026
Revenues sharing fees and content cost | Tencent Group
Related party transactions
Fees and cost paid to related parties	28,406	26,299
Payment handling fees | Tencent Group
Related party transactions
Fees and cost paid to related parties	16,104,119	17,629,404	22,256,354
Virtual gifts | Tencent Group
Related party transactions
Purchased from related parties	262,346,948	182,216,981	116,032,260
Content rights | Tencent Group
Related party transactions
Purchased from related parties	97,128,585	161,933,140	280,708,045
Other fees | Tencent Group
Related party transactions
Purchased from related parties	¥ 1,475,587	¥ 687,250	¥ 3,878,843